Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of earning per share

	2024	2023	2022

Profit attributable to ordinary shareholders	1,972,112	1,030,530	(364,578)
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,792,081	4,738,841	4,676,977
Adjustment for the diluted earnings per share:
Share based payment	92,235	112,823	-
Business acquisition	4,602	5,915	-
Total weighted average of ordinary outstanding shares for diluted EPS (in thousands of shares)	4,888,918	4,857,579	4,676,977
Earnings per share – basic (US$)	0.4115	0.2175	(0.0780)
Earnings per share – diluted (US$)	0.4034	0.2121	(0.0780)
Antidilutive instruments not considered in the weighted number of shares (in thousands of shares)	2,808	4,143	184,362